On March 18, 1987, the Registration Statement of First Eagle Fund of America, Inc. was declared effective by the Securities and Exchange Commission. The Registration Statement contained a declaration of the Fund's election to register an indefinite number of shares for the fiscal year ended October 31, 1987 and thereafter, and this Notice, filed pursuant to Rule 24f-2, is for the fiscal year ended October 31, 1995.

                                                          Shares         Amount
A. Shares registered under Securities Act 1933
   other than pursuant to Rule 24f-2 remained
   unsold on November 1, 1994                                  0             $0
B. Shares registered during fiscal year other
   than pursuant to Rule 24f-2                                 0             $0
                                                               -             --
               Total                                           0             $0
                                                               =             ==

C. Number and aggregate sale price of
   securities sold during the fiscal year in
   reliance upon registration pursuant to Rule
   24f-2                                                 410,736     $6,044,725
D. Number and aggregate sale price of
   securities issued during the fiscal year in
   connection with dividend reinvestment plans         1,051,958     13,717,536

E. Number and aggregate sale price of
   securities sold during the fiscal year                410,736     $6,044,725

Calculation of registration fee:



1.  Aggregate sale price of securities sold
    during the fiscal year in reliance on Rule 24f-2                 $6,044,725

2.  Aggregate price of shares issued in
    connection with dividend reinvestment plans                     $13,717,536
3.  Aggregate price of shares redeemed or
    repurchased during the fiscal year                              $13,595,501

4.  Aggregate price of shares redeemed or
    repurchased and applied as a reduction to
    filing fees pursuant to rule 24e-2                                        0

5.  Net aggregate sale price of securities sold
    during the fiscal year in reliance on rule 24f-2                 $6,166,760

6.  Multiplier prescribed by Section 6(b) under
    the Securities Act of 1933 or other applicable
    law or regulation                                               x 0.0003448
                                                                      ---------

7.  Fee due                                                         $  2,126.46
                                                                    ===========

Very truly yours,



/s/Martha B. Pierce
-------------------
Martha B. Pierce
Secretary